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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02773

The Gateway Trust
(Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Address of principal executive offices)     (Zip code)

Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.      Reports to Stockholders.

Gateway Fund

Semi-Annual Report
June 30, 2006
(Unaudited)

THE
GATEWAY
TRUST

P. O. Box 5211
Cincinnati, OH 45201-5211
800.354.6339

GATEWAY FUND
TOTAL RETURNS - JUNE 30, 2006 (UNAUDITED)

	Average Annual Total Return					6/30/06 Price Per Share
	One Year	Three Years	Five Years	Ten Years	Since Inception on 12/7/77

GATEWAY FUND	6.25%	7.13%	3.89%	6.70%	9.03%	$25.91

S&P 500 Index	8.62%	11.21%	2.49%	8.32%

Lehman Brothers U. S. Intermediate	-0.19%	1.48%	4.61%	5.80%
Government/Credit Bond Index

	Cumulative Total Return
	One Year	Three Years	Five Years	Ten Years	Since Inception on 12/7/77

GATEWAY FUND	6.25%	22.95%	21.02%	91.34%	1,080.12%

S&P 500 Index	8.62%	37.53%	13.08%	122.32%

Lehman Brothers U. S. Intermediate	-0.19%	4.51%	25.28%	75.77%
Government/Credit Bond Index

Data sources throughout this report: Gateway Investment Advisers, L.P. and Thomson Financial Inc.

Performance data throughout this report represents past performance and is no guarantee of future results. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Gateway Fund returns throughout this document are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

Current performance may be lower or higher than the performance data quoted. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

GATEWAY FUND
LETTER TO SHAREHOLDERS

Dear Shareholder:

Throughout its history, the Gateway Fund has endeavored to deliver the rewards of effective risk management to its investors. That remains its highest priority. The Fund not only strives for consistent returns, but also returns in excess of those available from other investments comparable in volatility. In the following pages we review the Fund’s risk-management strategy, provide a 2006 year-to-date overview of the markets, discuss the Fund’s performance for the six months ended June 30, 2006, and offer our perspective for the remainder of the year.

STRATEGY REVIEW

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund employs a strategy comprised of three integrated components: sale of cash-settled index call options on its equity portfolio; purchase of index put options; and ownership of a broadly diversified common stock portfolio designed to support its index-option-based risk management strategy.

By selling index call options, the Fund receives cash flow from option premiums in exchange for the uncertain future potential of its equity portfolio. The degree of uncertainty in the equity markets determines the magnitude of the cash flow available to the Fund. In highly volatile markets, uncertainty is magnified and cash flow available from index call options rises. Conversely, when markets exhibit reduced volatility, this cash flow decreases. The Fund seeks to optimize the cash flow earned from the sale of index call options, which serves as the Fund’s primary source of return.

As the cash flow from the sale of index call options varies over time and is somewhat limited in its ability to reduce downside exposure, the Fund also buys index put options to protect against a significant market decline over a short period of time. The value of an index put option generally rises as the underlying stock prices decline. The Fund seeks the most cost-effective protection available from index put options, which serve as a key component in reducing the overall volatility of the Fund.

The final component of the Fund’s strategy is the continuous ownership of a diversified common stock portfolio generally representative of the broad U. S. equity market. The common stock portfolio is constructed to provide support for the index option strategy by minimizing the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund’s option positions while also considering other factors, such as predicted dividend yield of the portfolio.

The interaction of the three components of the Fund’s strategy is designed to provide fairly consistent returns over a wide range of market conditions. Accordingly, the total return of the Fund over a given time period is a combination of the change in market value and the dividend yield associated with the common stock portfolio, the cash flow earned from index call options, the cost of purchasing index put options and the operating expenses of the Fund.

ASSET ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2006

Common Stocks	99.0%
Put Options	0.2%
Repurchase Agreements	2.0%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.2%
100.0%

GATEWAY FUND
LETTER TO SHAREHOLDERS

2006 YEAR-TO-DATE MARKET OVERVIEW

In the first six months of 2006, equity markets struggled to find direction. Manufacturing, business investment and raw material sectors have been making up for the slowdown in automobiles and housing. Overall, the economy has surged forward and corporate America has delivered robust profit growth. The Federal Reserve Board’s continuing efforts to curtail incipient inflation by raising rates (four times in the first half of 2006) have served to dampen the housing market, but little else. Although earnings continued to reflect a strong economy, equity investors increasingly became concerned that persistent interest rate increases may overshoot their goal and inhibit economic growth. In the face of uncertainties posed by an aggressive monetary policy and ongoing geopolitical factors, the S&P 500 Index managed a return of 2.71% for the six months ended June 30, 2006.

Bond markets also struggled with the steady escalation in short-term interest rates, combined with dramatic increases in the prices of gold, commodities and energy. The Federal Reserve Bank was joined by many central banks worldwide in raising interest rates to restrain liquidity, leaving bond investors no place to hide. Even with indications of a readiness by the Federal Reserve Board to pause in its persistent interest rate increases, bond investors remained cautious and generally withheld their support. Bonds, as represented by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, lost ground in the first six months of 2006, suffering a decline in excess of their average coupons and posting a loss of 0.18%.

The CBOE Volatility Index (the “VIX”), a key gauge of option pricing and headline measure of equity market volatility, continued near the low end of its historical range throughout most of the first quarter of 2006. In the second quarter, investors’ collective anxiety was heightened during a market sell-off fueled by inflationary fears, early indications of an economic slowdown and global instability. As a result, volatility, as measured by the VIX, increased significantly as the first half of 2006 progressed, climbing to its highest level in over three years. Since market volatility largely determines option prices, net cash flow available from index option premiums improved as the VIX trended upward. Higher net cash flow from option premiums can add to total return in a flat- or moderately-rising market or help to buffer against falling stock values in a declining market.

PORTFOLIO SECTOR WEIGHTING
% OF COMMON STOCKS
AS OF JUNE 30, 2006

GATEWAY FUND
LETTER TO SHAREHOLDERS

2006 YEAR-TO-DATE PERFORMANCE COMMENTARY

The following discussion of the Fund’s comparative performance to the S&P 500 Index and the Lehman Brothers U. S. Intermediate Government/Credit Bond Index focuses on the results of the Fund’s index-option-based risk management strategy since its diversified common stock portfolio is designed to support this strategy. For the six months ended June 30, 2006, the Fund rewarded investors with a total return of 4.15%, outperforming both the 2.71% return for the unhedged S&P 500 Index and the 0.18% loss incurred by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index during the same period. The Fund’s favorable comparative return was achieved while remaining hedged with index call and put options during a period of relatively low volatility which limited net cash flows available from option premiums.

As the first quarter of 2006 unfolded, the equity markets entered January with renewed enthusiasm reflecting pent-up consumer demand. A strong economy, stabilizing energy prices and greater consumer spending led to another round of favorable corporate profit reports. Overall, investors remained confident that the Federal Reserve Board would successfully control inflation and that the geopolitical situation, particularly the war in Iraq, would not pose a significant drag on the economy. Reflecting this buoyed consumer confidence, the S&P 500 Index gained 4.21% for the first quarter of 2006. While the expected control of inflationary pressures excited equity investors, it failed to convince bond investors. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index ended the quarter down 0.39%. On the strength of an appreciating market and a dividend yield above S&P 500 Index levels, the Fund posted a 3.24% return for the three months ended March 31, 2006. However, the Fund lagged the return for the S&P 500 Index as the Fund’s hedging techniques, while successful in reducing risk exposure, limited its participation in January’s strong short-term market advance.

GROWTH OF A $10,000 INVESTMENT
June 30, 1996 - June 30, 2006

Past performance does not guarantee future results. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares.

GATEWAY FUND
LETTER TO SHAREHOLDERS

The economy steamed ahead in April despite the restraining influences of rapidly escalating oil prices, another Federal Reserve Board interest rate increase in late March and continuing violence in the Middle East. Although equity markets were generally supported by positive earnings, the rally ended in May when inflationary fears and uncertainty over the intent and effectiveness of monetary policy unnerved investors. Only a strong rally, following a favorable interpretation of a June 29 Federal Reserve Board policy statement, limited the second quarter 2006 loss for the S&P 500 Index to 1.44%. The bond markets, represented by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, advanced by a disappointing 0.21% for the same period as inflationary fears and persistent interest rate increases continued to apply downward pressure. During the second quarter, the Fund’s positive return of 0.88% resulted from increased cash flow earned from both net option premiums and common stock dividends, more than offsetting the decline in value of its common stocks.

During the first six months of 2006, the Fund has performed true to its hedged equity investment objective. The Fund’s combined net option premium cash flow and dividend income accrued to the benefit of total return in the first quarter and allowed it to fully offset declining stock valuations in the second quarter. This enabled the Fund to finish the first six months of the year 1.44% ahead of the S&P 500 Index while remaining hedged with both index call and put options throughout the period. The Fund was able to provide shareholders with exceptional risk-adjusted performance and reinforce to investors the value of a hedged equity portfolio.

SECOND HALF 2006 PERSPECTIVE

Coping with rising interest rates and concerns over both geopolitical issues and monetary policy was a major challenge for investors during the first six months of 2006. With most traditional asset classes still performing below their historical averages, investors continue to search for attractive equity alternatives. However, while allocations to particular sectors of the market may be cyclically attractive, these inevitably will cool as other opportunities arise. Attempting to correctly identify which sectors may next outperform in the near-term is a risky proposition given existing economic uncertainties and increasing market volatility as we head into the second half of 2006.

Thus far in 2006, investors have focused more on favorable domestic news and less on unsettled international events, but sentiments can change very quickly, given the considerable uncertainties at play. Regardless of how the market performs for the remainder of 2006, we believe the Fund should continue to provide investors with a rather stable alternative - as it has for more than 18 years. While no investment strategy can assure returns in all market environments, we believe the Fund’s disciplined hedged equity strategy, which results in measurable cash flow and a low risk profile, delivers performance that represents an attractive trade-off between risk and reward.

SECOND QUARTER 2006 DISTRIBUTION

The Fund paid an ordinary income dividend of $0.125 per share on June 28, 2006, to shareholders of record as of June 27, 2006. Beginning with this second quarter 2006 dividend, the Fund will distribute net investment income near the end of each calendar quarter. The Fund will continue to distribute net capital gains, if any, annually at the end of December. We invite you to visit our website at www.gatewayfund.com for updates on the Fund’s distributions, investment results and portfolio statistics.

As always, we appreciate your support and continued confidence.

Walter G. Sall	Patrick Rogers, CFA
Chairman	President

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES	COMMON STOCKS - 99.0%	VALUE (000’S)
	BASIC MATERIALS - 5.3%
198,150	3M Co.	$16,005
116,670	Alcoa Inc.	3,775
46,500	Avery Dennison Corporation	2,700
308,900	Companhia Siderurgica Nacional SA - ADR	9,947
66,700	CONSOL Energy Inc.	3,116
460,448	Dow Chemical Company	17,971
519,400	E. I. du Pont de Nemours and Company	21,607
141,600	Eastman Chemical Company	7,646
120,900	Gerdau SA - ADR	1,803
158,950	Lubrizol Corporation	6,334
198,450	Lyondell Chemical Company	4,497
121,125	MeadWestvaco Corporation	3,383
131,100	Nucor Corporation	7,112
397,650	Olin Corporation	7,130
516,250	Packaging Corporation of America	11,368
46,000	Peabody Energy Corporation	2,564
262,150	RPM International, Inc.	4,719
297,000	Sonoco Products Company	9,400
109,000	Southern Copper Corporation	9,715
46,383	USEC Inc. *	550
251,900	Worthington Industries, Inc.	5,277
		156,619
	COMMERCIAL SERVICES - 1.7%
181,750	Automatic Data Processing, Inc.	8,242
126,600	Cendant Corporation	2,062
55,400	Cognizant Technology Solutions Corporation - Class A *	3,732
12,600	Corporate Executive Board Company	1,262
52,900	DST Systems, Inc. *	3,148
120,800	Dun & Bradstreet Corporation *	8,417
97,550	Electronic Data Systems Corporation	2,347
39,319	First Data Corporation	1,771
74,000	Laidlaw International Inc.	1,865
38,700	Omnicom Group Inc.	3,448
98,000	Paychex, Inc.	3,820
52,000	R. H. Donnelley Corp. *	2,812
55,500	Robert Half International Inc.	2,331
100,000	Sabre Holdings Corporation - Class A	2,200
469,950	ServiceMaster Company	4,855
		52,312
	CONSUMER CYCLICAL - 5.8%
115,100	Abercrombie & Fitch Co. - Class A	6,380
150,900	American Axle & Manufacturing Holdings, Inc.	2,582
150,100	American Eagle Outfitters, Inc.	5,109

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	CONSUMER CYCLICAL (CONTINUED)
188,175	Best Buy Co., Inc.	$10,320
121,400	Chico’s FAS, Inc. *	3,275
91,400	Claire’s Stores, Inc.	2,332
15,600	Cummins, Inc.	1,907
63,000	Ethan Allen Interiors Inc.	2,303
130,860	Federated Department Stores, Inc.	4,789
692,663	Ford Motor Company	4,800
128,000	Furniture Brands International, Inc.	2,668
174,250	Gap, Inc.	3,032
173,250	General Motors Corporation	5,161
99,750	Genuine Parts Company	4,156
502,550	Home Depot, Inc.	17,986
26,300	J. C. Penney Company, Inc.	1,775
58,900	Lear Corporation	1,308
175,000	Leggett & Platt, Incorporated	4,371
262,850	Limited Brands	6,726
35,500	Longs Drug Stores Corporation	1,620
157,850	Lowe’s Companies, Inc.	9,577
69,250	Michaels Stores, Inc.	2,856
189,100	Nordstrom, Inc.	6,902
57,500	OfficeMax Inc.	2,343
151,300	Pier 1 Imports, Inc.	1,056
106,500	RadioShack Corporation	1,491
19,909	Sears Holding Corporation *	3,083
95,700	Talbots, Inc.	1,766
55,400	Tiffany & Co.	1,829
88,350	TJX Companies, Inc.	2,020
49,000	Tomkins PLC - ADR	1,056
119,700	Tuesday Morning Corporation	1,574
77,200	Urban Outfitters, Inc. *	1,350
53,900	Volvo AB - ADR	2,642
638,650	Wal-Mart Stores, Inc.	30,764
97,574	Whirlpool Corporation	8,064
		170,973
	CONSUMER NON-CYCLICAL - 6.8%
709,300	Altria Group, Inc.	52,084
130,350	Avon Products, Inc.	4,041
410,150	Coca-Cola Company	17,645
156,150	Colgate-Palmolive Company	9,353
156,250	ConAgra Foods, Inc.	3,455
67,400	Estee Lauder Companies Inc. - Class A	2,606
117,100	Kimberly-Clark Corporation	7,225
117,950	Loews Corporation - Carolina Group	6,059

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	CONSUMER NON-CYCLICAL (CONTINUED)
379,900	Newell Rubbermaid Inc.	$9,813
180,780	PepsiCo, Inc.	10,854
793,251	Procter & Gamble Company	44,105
52,500	Reynolds American Inc.	6,053
541,450	Sara Lee Corporation	8,674
71,990	Supervalu Inc.	2,210
441,750	Tupperware Corporation	8,698
228,298	Vector Group Ltd.	3,710
64,600	Whole Foods Market, Inc.	4,176
		200,761
	CONSUMER SERVICES - 3.1%
58,300	Aztar Corporation *	3,029
35,000	Brunswick Corporation	1,164
227,800	Citadel Broadcasting Company	2,027
144,800	Deluxe Corporation	2,531
150,000	Dow Jones & Company, Inc.	5,251
123,200	Eastman Kodak Company	2,930
220,400	GTECH Holdings Corporation	7,666
56,000	Harrah’s Entertainment, Inc.	3,986
95,300	International Game Technology	3,616
55,400	Kerzner International Limited *	4,392
233,000	Mattel, Inc.	3,847
359,600	McDonald’s Corporation	12,083
77,500	New York Times Company - Class A	1,902
57,500	OSI Restaurant Partners, Inc.	1,989
53,500	Polaris Industries Inc.	2,317
112,250	R. R. Donnelley & Sons Company	3,586
790,250	Regal Entertainment Group - Class A	16,058
320,200	Sirius Satellite Radio Inc. *	1,521
96,150	Standard Register Company	1,139
298,550	Time Warner Inc.	5,165
75,100	Walt Disney Company	2,253
43,000	Wendy’s International, Inc.	2,506
		90,958
	ENERGY - 9.1%
82,000	BJ Services Company	3,055
59,500	BP PLC - ADR	4,142
84,000	Chesapeake Energy Corporation	2,541
584,764	Chevron Corporation	36,290
331,762	ConocoPhillips	21,740
90,200	Diamond Offshore Drilling, Inc.	7,571
141,800	Eni SPA - ADR	8,331
72,450	ENSCO International Incorporated	3,334

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	ENERGY (CONTINUED)
1,687,432	Exxon Mobil Corporation	$103,524
191,850	Halliburton Company	14,237
266,900	Kerr-McGee Corporation	18,510
83,949	Patterson-UTI Energy, Inc.	2,377
118,900	Royal Dutch Shell PLC - Class A - ADR	7,964
296,300	Schlumberger Limited	19,292
135,100	Smith International, Inc.	6,008
208,150	Tidewater Inc.	10,241
		269,157
	FINANCIAL - 26.7%
68,450	A. G. Edwards, Inc.	3,787
106,400	Aegon NV - ADR	1,816
155,400	Allstate Corporation	8,505
92,800	American Express Company	4,939
248,000	American Home Mortgage Investment Corp.	9,141
527,186	American International Group, Inc.	31,130
73,100	Aon Corporation	2,545
239,750	Arthur J. Gallagher & Co.	6,075
157,000	Axa - ADR	5,146
3,292	Banco Santander Chile SA - ADR	133
1,559,941	Bank of America Corporation	75,033
42,000	Barclays PLC - ADR	1,923
155,020	Brandywine Realty Trust	4,987
35,191	Capital One Financial Corporation	3,007
88,650	Capitol Federal Financial	3,040
152,975	Charles Schwab Corporation	2,445
40,800	Chicago Mercantile Exchange	20,039
1,590,515	Citigroup Inc.	76,726
35,000	City National Corporation	2,278
91,000	Colonial Properties Trust	4,495
47,900	Commerce Bancorp, Inc.	1,709
214,177	Converium Holding AG - ADR	1,180
59,048	Countrywide Financial Corporation	2,249
104,100	Eaton Vance Corp.	2,598
394,300	Equity Office Properties Trust	14,396
211,750	Fidelity National Financial, Inc.	8,248
225,000	First Horizon National Corporation	9,045
77,900	FirstMerit Corporation	1,631
2,902,936	General Electric Company	95,681
95,000	Genworth Financial Inc. - Class A	3,310
75,900	Goldman Sachs Group, Inc.	11,418
33,800	Hartford Financial Services Group, Inc.	2,859
168,700	Healthcare Realty Trust, Inc.	5,373

 see accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	FINANCIAL (CONTINUED)
375,000	Hospitality Properties Trust	$16,470
307,500	HSBC Holdings PLC - ADR	27,168
46,600	ING Groep NV - ADR	1,832
1,097,977	JPMorgan Chase & Co.	46,115
69,100	Legg Mason, Inc.	6,877
93,500	Lexington Corporate Properties Trust	2,020
284,723	Lincoln National Corporation	16,070
806,800	Lloyds TSB Group PLC - ADR	31,844
192,100	Marsh & McLennan Companies, Inc.	5,166
59,950	Mercury General Corporation	3,379
113,550	Merrill Lynch & Co., Inc.	7,899
305,350	Morgan Stanley	19,301
36,900	National Australia Bank Limited - ADR	4,808
182,000	Nationwide Financial Services, Inc. - Class A	8,023
425,450	Nationwide Health Properties, Inc.	9,577
107,200	New Century Financial Corporation	4,904
787,900	New York Community Bancorp, Inc.	13,008
91,450	Newcastle Investment Corporation	2,316
85,700	North Fork Bancorporation, Inc.	2,586
89,250	Old Republic International Corporation	1,907
55,700	Royal & Sun Alliance Insurance Group PLC - ADR	697
261,000	Senior Housing Properties Trust	4,674
383,500	St. Paul Travelers Companies, Inc.	17,096
118,600	TCF Financial Corporation	3,137
881,483	U. S. Bancorp	27,220
163,950	Unitrin, Inc.	7,147
513,159	Wachovia Corporation	27,752
279,700	Waddell & Reed Financial, Inc. - Class A	5,751
244,200	Washington Mutual, Inc.	11,131
386,650	Wells Fargo & Company	25,936
56,250	XL Capital Ltd. - Class A	3,448
		792,146
	HEALTH CARE - 11.8%
413,150	Abbott Laboratories	18,018
158,200	Aetna Inc.	6,317
239,000	Alderwoods Group, Inc. *	4,651
163,527	Amgen Inc. *	10,667
148,500	Baxter International Inc.	5,459
42,200	Biogen Idec Inc. *	1,955
147,310	Boston Scientific Corporation *	2,481
1,354,900	Bristol-Myers Squibb Company	35,038
109,750	Caremark Rx, Inc.	5,473
28,925	Coventry Health Care, Inc. *	1,589

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	HEALTH CARE (CONTINUED)
130,000	Diagnostic Products Corporation	$7,562
344,100	Eli Lilly and Company	19,018
49,900	Genentech, Inc. *	4,082
189,250	GlaxoSmithKline PLC - ADR	10,560
787,822	Johnson & Johnson	47,206
174,100	Lincare Holdings Inc. *	6,588
38,813	Medco Health Solutions, Inc. *	2,223
213,500	Medtronic Inc.	10,018
38,600	Mentor Corporation	1,679
1,053,400	Merck & Co., Inc.	38,375
69,400	Novartis AG - ADR	3,742
2,413,500	Pfizer Inc.	56,645
143,950	Schering-Plough Corporation	2,739
365,590	UnitedHealth Group Incorporated	16,371
60,000	Universal Health Services, Inc. - Class B	3,016
178,100	WellPoint, Inc. *	12,960
320,300	Wyeth	14,225
		348,657
	INDUSTRIALS - 4.3%
81,600	American Power Conversion Corporation	1,590
37,950	Black & Decker Corporation	3,205
145,000	Briggs & Stratton Corporation	4,511
225,900	Caterpillar Inc.	16,825
66,900	Deere & Company	5,585
27,400	Eaton Corporation	2,066
182,100	Emerson Electric Co.	15,262
161,650	Hubbell Incorporated - Class B	7,703
47,700	Ingersoll-Rand Company	2,041
33,000	Parker-Hannifin Corporation	2,561
87,350	Pentair, Inc.	2,986
62,900	Snap-on Incorporated	2,542
210,400	SPX Corporation	11,772
126,300	Stanley Works	5,964
833,500	Synagro Technologies, Inc.	3,276
94,800	Timken Company	3,177
402,403	Tyco International Ltd.	11,066
283,500	United Technologies Corporation	17,980
235,300	Waste Management, Inc.	8,442
		128,554
	TECHNOLOGY - 14.1%
262,600	Activision, Inc. *	2,988
156,371	Adobe Systems Incorporated *	4,747
59,850	ADTRAN, Inc.	1,342

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	TECHNOLOGY (CONTINUED)
145,175	Advanced Micro Devices, Inc. *	$3,545
36,300	Akamai Technologies, Inc. *	1,314
25,000	Alliant Techsystems Inc. *	1,909
86,000	Altera Corporation *	1,509
103,400	Amazon.com, Inc. *	3,999
135,050	Analog Devices, Inc.	4,340
204,600	Apple Computer, Inc. *	11,687
367,700	Applied Materials, Inc.	5,986
40,300	Autodesk, Inc. *	1,389
166,300	Aviall, Inc. *	7,903
219,252	Boeing Company	17,959
155,725	Broadcom Corporation - Class A *	4,680
1,153,125	Cisco Systems, Inc. *	22,521
359,275	Corning Incorporated *	8,691
289,900	Dell Inc. *	7,076
333,795	eBay Inc. *	9,777
35,550	Goodrich Corporation	1,432
71,200	Google Inc. - Class A *	29,856
600,505	Hewlett-Packard Company	19,024
317,400	Honeywell International Inc.	12,791
1,845,778	Intel Corporation	34,977
335,350	International Business Machines Corporation	25,762
1,008,000	JDS Uniphase Corporation *	2,550
45,000	KLA-Tencor Corporation	1,871
52,600	Linear Technology Corporation	1,762
699,190	Lucent Technologies Inc. *	1,692
119,200	Maxim Integrated Products, Inc.	3,828
178,450	Microchip Technology Incorporated	5,987
2,437,500	Microsoft Corporation	56,794
496,771	Motorola, Inc.	10,010
86,750	National Semiconductor Corporation	2,069
96,400	NVIDIA Corporation *	2,052
1,204,367	Oracle Corporation *	17,451
410,700	QUALCOMM Incorporated	16,457
91,900	Raytheon Company	4,096
76,800	Red Hat, Inc. *	1,797
239,187	Symantec Corporation *	3,717
368,737	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,385
368,400	Texas Instruments Incorporated	11,159
404,300	United Online, Inc.	4,852
57,800	VeriSign, Inc. *	1,339
128,500	Xilinx, Inc.	2,911
421,150	Yahoo! Inc. *	13,898
		416,881

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

SHARES		VALUE (000’S)
	TELECOMMUNICATIONS - 4.2%
1,348,223	AT&T Inc.	$37,602
544,150	BellSouth Corporation	19,698
92,000	China Mobile HK Limited - ADR	2,632
1,204,490	Citizens Communications Company	15,719
18,306	Embarq Corporation *	750
69,300	France Telecom SA - ADR	1,515
366,130	Sprint Nextel Corporation	7,319
65,500	Telstra Corporation Ltd. - ADR	897
124,400	Valor Communications Group, Inc.	1,424
1,070,068	Verizon Communications Inc.	35,837
		123,393
	TRANSPORTATION - 1.0%
143,200	AMR Corporation *	3,640
182,100	JetBlue Airways Corporation *	2,211
51,300	Macquarie Infrastructure Company Trust	1,415
132,700	Southwest Airlines Co.	2,172
247,400	United Parcel Service, Inc. - Class B	20,369
		29,807
	UTILITIES - 5.1%
115,900	Ameren Corporation	5,853
612,600	Atmos Energy Corporation	17,098
42,000	Companhia Energetica de Minas Gerais SA - ADR	1,790
214,500	Consolidated Edison, Inc.	9,532
536,600	Duke Energy Corporation	15,760
208,850	Duquesne Light Holdings Inc.	3,433
48,600	Enel SPA - ADR	2,091
127,000	Energy East Corporation	3,039
304,550	Great Plains Energy Incorporated	8,485
295,500	KeySpan Corporation	11,938
152,000	National Fuel Gas Company	5,341
338,300	NICOR Inc.	14,040
155,550	OGE Energy Corp.	5,449
149,900	ONEOK, Inc.	5,103
304,100	Peoples Energy Corporation	10,920
177,450	Pepco Holdings, Inc.	4,184
252,703	Progress Energy, Inc.	10,833
95,950	Public Service Enterprise Group Inc.	6,344
407,400	United Utilities PLC - ADR	9,660
		150,893

	Total common stocks (cost $2,488,981)	2,931,111

See accompanying notes to financial statements.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

CONTRACTS		VALUE (000’S)
	PUT OPTIONS - 0.2%
3,400	On S&P 500 Index expiring July 22, 2006 at 1150	$187
3,420	On S&P 500 Index expiring July 22, 2006 at 1175	325
6,167	On S&P 500 Index expiring July 22, 2006 at 1200	1,048
2,645	On S&P 500 Index expiring July 22, 2006 at 1225	873
3,662	On S&P 500 Index expiring August 19, 2006 at 1150	934
3,444	On S&P 500 Index expiring August 19, 2006 at 1175	1,343

	Total put options (cost $13,517)	4,710

	REPURCHASE AGREEMENT - 2.0% **
	4.10% repurchase agreement with U. S. Bank, N. A. dated June 30, 2006 due July 3, 2006 (repurchase proceeds $59,891)	59,871

	Total common stocks, put options and repurchase agreement - 101.2%	2,995,692

	CALL OPTIONS WRITTEN - (1.4%) ***
(2,841)	On S&P 500 Index expiring July 22, 2006 at 1250	(8,452)
(5,805)	On S&P 500 Index expiring July 22, 2006 at 1275	(7,372)
(2,571)	On S&P 500 Index expiring July 22, 2006 at 1300	(765)
(2,572)	On S&P 500 Index expiring August 19, 2006 at 1250	(10,224)
(3,018)	On S&P 500 Index expiring August 19, 2006 at 1275	(6,926)
(3,019)	On S&P 500 Index expiring August 19, 2006 at 1300	(3,200)
(2,912)	On S&P 500 Index expiring September 16, 2006 at 1300	(5,300)

	Total call options written (premiums received $60,682)	(42,239)

	OTHER ASSETS AND LIABILITIES, NET - 0.2%	6,883

	NET ASSETS - 100.0%	$2,960,336

*Non-income producing.
**Repurchase agreement fully collateralized by U. S. Government Agency obligations.
***The $2,931,111,000 aggregate value of common stocks covers call options written.

ADR - American Depository Receipt.

Common stocks are grouped by sector.

See accompanying notes to financial statements.

GATEWAY FUND
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2006 (UNAUDITED)

(000's)
ASSETS:
Common stocks, at value (cost $2,488,981)	$2,931,111
Put options, at value (cost $13,517)	4,710
Repurchase agreement	59,871
Dividends and interest receivable	5,920
Receivable for Fund shares sold	4,345
Other assets	102
Total assets	3,006,059

LIABILITIES:
Call options written, at value (premiums received $60,682)	42,239
Payable for Fund shares redeemed	2,480
Accrued distribution expenses	856
Accrued investment advisory and management fees	58
Other accrued expenses and liabilities	90
Total liabilities	45,723

NET ASSETS	$2,960,336

NET ASSETS CONSIST OF:
Paid-in capital	$2,623,627
Undistributed net investment income	14,501
Accumulated net realized loss on investment transactions	(129,558)
Net unrealized appreciation on investments	451,766
Net assets	$2,960,336

FUND SHARES OUTSTANDING
(unlimited number of shares authorized)	114,245

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE	$25.91

See accompanying notes to financial statements.

GATEWAY FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

(000's)
INVESTMENT INCOME:
Dividends	$40,058
Interest	1,917
Other income	189
Total investment income	42,164

EXPENSES:
Investment advisory and management fees	8,321
Distribution expenses	4,771
Trustees’ fees	114
Professional fees	76
Insurance expense	37
Registration fees	30
Custodian fees	24
Other expenses	48
Total expenses	13,421

NET INVESTMENT INCOME	28,743

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on investment transactions:
Common stocks	(12,427)
Put options expired and closed	(16,564)
Call options expired and closed	61,329
Net realized gain on investment transactions	32,338

Change in unrealized appreciation/depreciation on investments:
Common stocks	70,179
Put options	(7,828)
Call options	(9,173)
Net change in unrealized appreciation/depreciation on investments	53,178

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	85,516

NET INCREASE IN NET ASSETS FROM OPERATIONS	$114,259

See accompanying notes to financial statements.

GATEWAY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$28,743	$45,804
Net realized gain (loss) on investment transactions	32,338	(6,570)
Net change in unrealized appreciation/depreciation on investments	53,178	73,039
Net increase in net assets from operations	114,259	112,273

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,242)	(47,247)

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold	499,772	1,029,880
Net asset value of shares issued in reinvestment of distributions to shareholders	12,451	40,866
Payments for shares redeemed	(359,547)	(532,064)
Net increase in net assets from Fund shares transactions	152,676	538,682

NET INCREASE IN NET ASSETS	252,693	603,708

NET ASSETS:
Beginning of period	2,707,643	2,103,935
End of period	$2,960,336	$2,707,643

UNDISTRIBUTED NET INVESTMENT INCOME	$14,501	$—

FUND SHARE TRANSACTIONS:
Shares sold	19,491	41,538
Shares issued in reinvestment of distributions to shareholders	486	1,631
Shares redeemed	(14,029)	(21,402
Net increase in Fund shares outstanding	5,948	21,767
Shares outstanding, beginning of period	108,297	86,530
Shares outstanding, end of period	114,245	108,297

See accompanying notes to financial statements.

GATEWAY FUND
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001

BEGINNING NET ASSET VALUE	$25.00		$24.31	$23.00	$20.76	$21.98	$22.92

INVESTMENT OPERATIONS:
Net investment income	0.25		0.44	0.29	0.17	0.15	0.11
Net realized and unrealized gain (loss)	0.79		0.70	1.31	2.24	(1.22)	(0.92)
Total from investment operations	1.04		1.14	1.60	2.41	(1.07)	(0.81)

DISTRIBUTIONS:
Dividends from net investment income	(0.13)		(0.45)	(0.29)	(0.17)	(0.15)	(0.11)
Distributions from net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.13)		(0.45)	(0.29)	(0.17)	(0.15)	(0.13)

ENDING NET ASSET VALUE	$25.91		$25.00	$24.31	$23.00	$20.76	$21.98

TOTAL RETURN	4.15%	(1)	4.66%	6.95%	11.61%	(4.86%)	(3.53%)

ENDING NET ASSETS (000’S)	$2,960,336		$2,707,643	$2,103,935	$1,405,561	$1,068,448	$1,285,131

AVERAGE NET ASSETS RATIOS:
Total expenses	0.95	%(2)	0.95%	0.97%	0.97%	0.97%	0.97%
Net investment income	2.03	%(2)	1.87%	1.42%	0.86%	0.66%	0.43%

PORTFOLIO TURNOVER RATE	11	%(2)	15%	71%	5%	13%	18%

(1) Unannualized.
(2) Annualized.
See accompanying notes to financial statements.

GATEWAY FUND
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the “Trust”) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the “Fund”). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund’s significant accounting policies:

Investments valuation - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 P.M. Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment transactions and investment income - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

Option transactions - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

Distributions to shareholders - Distributions from net investment income are recorded on the ex-dividend date and are declared and paid to shareholders quarterly beginning in June 2006. Distributions from net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

GATEWAY FUND
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)

Federal income taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2005 the components of distributable earnings on a tax basis were as follows (000’s):

Cost of common stocks and options	$2,241,014

Gross unrealized appreciation	$430,824
Gross unrealized depreciation	(72,037)
Net unrealized appreciation	358,787
Capital loss carryforwards	(122,095)
Distributable earnings	$236,692

The Fund’s capital loss carryforwards expire December 31, 2011. For the year ended December 31, 2005, the Fund utilized $28,553,000 of the capital loss carryforwards to offset realized gains. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2005. There was no difference between the book basis and tax basis of distributions paid for the year ended December 31, 2005.

For the year ended December 31, 2005, the Fund reclassified distributions in excess of net investment income of $1,376,000 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between book and tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

At June 30, 2006, based on a $2,454,852,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $521,841,000, gross unrealized depreciation totaled $83,111,000 and net unrealized appreciation totaled $438,730,000. The difference between the book cost and the federal income tax cost of common stocks and options resulted from the tax deferral of losses on wash sales.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the “Adviser”).

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of average daily net assets minus all distribution expenses. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses by the Fund related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund’s expenses of reporting to shareholders under the Management Agreement.

GATEWAY FUND
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund’s average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund’s expenses to this level.

3. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2006, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $396,741,000 and proceeds from sales totaled $157,718,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premium received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. For the six months ended June 30, 2006, transactions in written options were as follows:

	Contracts	Premiums (000’s)
Outstanding at December 31, 2005	21,015	$67,987
Options written	83,220	246,578
Options terminated in closing
purchase transactions	(74,928)	(237,478)
Options expired	(6,569)	(16,405)
Outstanding at June 30, 2006	22,738	$60,682

4. BANK LINE OF CREDIT
The Fund has an uncommitted $85 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2006, bear interest at the bank’s prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the six months ended June 30, 2006, there were no borrowings on this line of credit.

5. COMMITMENTS AND CONTINGENCIES
The Fund indemnifies the Trustees and officers of the Trust for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. TAX INFORMATION
On June 28, 2006, the Fund declared and paid an income dividend of $14,242,000 or $0.1250 per share to shareholders of record as of June 27, 2006.

GATEWAY FUND
FUND EXPENSES (UNAUDITED)

As a shareholder of the Gateway Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including any transaction fees that you may be charged if you purchase or redeem the Fund through certain financial institutions; and (2) ongoing costs, including investment advisory and management fees, distribution expenses and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2006) and held for the six-month period ended June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual Fund expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs charged by certain financial institutions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if you incurred transaction costs, your costs would have been higher. Please refer to the Fund’s prospectus for additional information on applicability of transaction costs for the Fund.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period 1/1/06 - 6/30/06*

Actual	$1,000.00	$1,041.46	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent fiscal half-year period).

WEB SITE
For general information regarding the Gateway Fund,
visit us at www.gatewayfund.com.

INVESTMENT ADVISER
Gateway Investment Advisers, L.P.
Rookwood Tower
3805 Edwards Road, Suite 600
Cincinnati, Ohio 45209

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
312 Walnut Street
Cincinnati, Ohio 45202

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
Cincinnati, Ohio 45202

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted those proxies during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Fund at 800.354.6339, or on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The filings are available without charge, upon request, by calling the Fund at 800.354.6339. They are also available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

This report must be preceded by or accompanied by a prospectus.

Item 2.     Code of Ethics.

Applicable to Annual Reports only.

Item 3.     Audit Committee Financial Expert.

Applicable to Annual Reports only.

Item 4.     Principal Accountant Fees and Services.

Applicable to Annual Reports only.

Item 5.      Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 28, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)(1) Applicable to Annual Reports only.

(a)(2) EX-99.CERT Certifications required by Rule 30a-2(a) of the Investment Company Act  of 1940 are filed herewith.

(a)(3) Not Applicable.

(b) EX-99.906.CERT Certification required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By
/s/ Walter G. Sall
Walter G. Sall, Chairman

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Walter G. Sall
Walter G. Sall, Chairman

Date	August 28, 2006

By
/s/ Gary H. Goldschmidt
Gary H. Goldschmidt Vice President and Treasurer

Date	August 28, 2006